Subsequent Events (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended
	Jun. 06, 2019	Jun. 03, 2019	Jun. 16, 2019	Apr. 12, 2019	May 16, 2019	May 03, 2019	Mar. 31, 2019	Mar. 19, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Common Stock Issued			1,425,571	191,774,799
Shares issued for Conversions				35,000,000
Shares issued for director and employee compensation				508,062
Shares issued for Cash				156,266,737
Converted outstanding principal				$ 155,981
Options forfeited									851,286	43,715,482
Pre-split authorized shares							200,000,000	4,000,000,000			4,000,000,000	4,000,000,000
Post-split authorized shares								200,000,000
Convertible Notes Payable	$ 715,098	$ 105,000	$ 157,500
Convertible notes interest rate					10.00%	10.00%
Conversion rate minimum	5.00%	5.00%	5.00%